Intangible Assets (Total Intangible Assets) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Patents		$ 328,070	$ 235,056
Total, at cost		1,670,239	1,240,201
Accumulated Amortization		(583,438)	(339,511)
Net Intangible Assets		1,086,801	900,690
Total Intangible Assets	2,347,880	2,387,801	2,201,690
Software Development [Member]
Goodwill [Line Items]
Total, at cost		1,342,169	1,005,145
Url Medical Foods [Member]
Goodwill [Line Items]
Total, at cost		$ 1,301,000	$ 1,301,000